FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details) ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 INR (₨)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 KRW (₩)	Jun. 30, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value		$ 4,290							$ 4,135
Fair value		(62,951)							(62,794)
Financial liabilities		62,951							62,794
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 121,000,000							€ 245,000,000
Fair value		1							7
Notional amount | €	€ 121,000,000							€ 245,000,000
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.87							0.85
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.91							0.91
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 151							$ 238
Fair value		5							(5)
Notional amount				$ 151							$ 238
Net investment hedges | Australian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.69							1.38
Net investment hedges | Australian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.69							1.48
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 1,024							¥ 962
Fair value									0
Fair value		1
Notional amount | ¥					¥ 1,024							¥ 962
Financial liabilities		(1)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	6.97							6.75
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	7.22							7.16
Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.81
Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	1.70
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨														₨ 0
Fair value									0
Notional amount | ₨														₨ 0
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								71.78
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								73.01
Net investment hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$															R$ 1,582
Fair value									(10)
Notional amount | R$															R$ 1,582
Financial liabilities									10
Net investment hedges | Brazilian Reais | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								4.16
Net investment hedges | Brazilian Reais | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								4.16
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount							₨ 720,095									₩ 720,095
Fair value									(7)
Fair value		1
Notional amount							₨ 720,095									₩ 720,095
Financial liabilities		(1)
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	1,149.50							1,149.50
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	1,217.90							1,174.30
Hedging Instrument One | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 187							£ 2,444
Fair value		43							(247)
Notional amount | £			£ 187							2,444
Hedging Instrument One | Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.77							0.71
Hedging Instrument One | Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	0.85							0.85
Hedging Instrument One | Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 355
Fair value									0
Notional amount													355
Hedging Instrument One | Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								1.31
Hedging Instrument One | Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								1.33
Hedging Instrument Two | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £										77							£ 82
Fair value		0							0
Notional amount | £										£ 77							£ 82
Financial liabilities		0							0
Hedging Instrument Two | Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								0.88
Hedging Instrument Two | Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								0.93
Hedging Instrument Two | Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 167
Fair value		0
Notional amount						167
Hedging Instrument Two | Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	1.36
Hedging Instrument Two | Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €	1.36
Hedging Instrument Two | Cross currency swaps of C$ LIBOR Debt | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						1,650							800
Fair value		(47)							(8)
Notional amount						$ 1,650							$ 800
Financial liabilities		$ 47							$ 8
Hedging Instrument Two | Cross currency swaps of C$ LIBOR Debt | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								1.29
Hedging Instrument Two | Cross currency swaps of C$ LIBOR Debt | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Price Of Hedging Instrument | €								1.33